UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.2%
$220	Wichita Airport Authority, Kansas, Airport Facilities Revenue Bonds, Wichita Airport Hotel Associates LP, Series 1992, 7.000%, 3/01/05 - RAAI Insured	9/04 at 100.00	AA	$220,972
	Education and Civic Organizations - 2.3%
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/09 at 101.00	BBB	1,554,240
955	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 - AMBAC Insured	7/09 at 100.00	AAA	1,055,294
270	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 - AMBAC Insured	7/09 at 100.00	AAA	298,355
	Healthcare - 19.7%
	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002:
1,005	5.000%, 8/01/18 - AMBAC Insured	8/12 at 100.00	AAA	1,060,024
1,050	5.000%, 8/01/19 - AMBAC Insured	8/12 at 100.00	AAA	1,101,713
1,000	5.000%, 8/01/20 - AMBAC Insured	8/12 at 100.00	AAA	1,043,790
4,250	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series1998, 5.625%, 8/15/16	8/08 at 100.00	N/R	3,874,810
1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 - RAAI Insured	12/12 at 100.00	AA	1,395,304
4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	5,260,130
1,110	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999, 5.750%, 7/01/24 - RAAI Insured	7/09 at 100.00	AA	1,190,453
	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001:
1,025	5.000%, 8/15/14 - FSA Insured	8/11 at 100.00	AAA	1,098,513
1,075	5.000%, 8/15/15 - FSA Insured	8/11 at 100.00	AAA	1,145,735
	Newton, Kansas, Hospital Revenue Refunding Bonds, Newton Healthcare Corporation, Series 1998A:
1,000	5.700%, 11/15/18	11/08 at 100.00	BBB-	1,022,980
1,750	5.750%, 11/15/24	11/08 at 100.00	BBB-	1,765,733
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 - MBIA Insured	1/05 at 102.00	AAA	103,365

4,780	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 1999-XI, 6.250%, 11/15/24	11/09 at 101.00	A+	5,177,600
	Housing/Multifamily - 4.3%
1,715	Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills Apartments, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured	12/10 at 100.00	AAA	1,812,172
	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
1,500	6.700%, 4/01/19 - RAAI Insured	4/09 at 102.00	AA	1,608,615
2,000	6.800%, 4/01/24 - RAAI Insured	4/09 at 102.00	AA	2,125,940
	Housing/Single Family - 5.7%
20	Olathe-Labette County, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1994C-I, 7.800%, 2/01/25	2/05 at 105.00	Aaa	20,918
525	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program, Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	541,328
1,930	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program, Single Family Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)	6/08 at 105.00	Aaa	2,058,828
765	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program, Single Family Revenue Bonds, Series 2000A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)	12/09 at 105.00	Aaa	806,868
350	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program, Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	372,313
3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program, Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,351,378
70	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)	11/04 at 105.00	Aaa	73,247
	Industrials - 1.6%
1,000	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	A-	1,059,480
1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	8/07 at 101.00	AA-	1,049,190
	Long-Term Care - 0.4%
500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	11/09 at 100.00	A	516,150
	Materials - 3.8%
1,000	Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation-Cargill Project, Series 1992, 6.625%, 5/01/05	11/04 at 100.00	A2	1,007,860
3,700	Ford County, Kansas, Sewerage and Solid Waste Disposal Revenue Bonds, Excel Corporation-Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	6/08 at 102.00	A+	3,796,274
	Tax Obligation/General - 13.3%
2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured	No Opt. Call	AAA	3,024,725
1,675	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,794,193
750	Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured	12/11 at 100.00	Aaa	808,545
560	Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured	12/10 at 100.00	Aaa	602,851

650	Harvey County Unified School District 460, Hesston, Kansas, General Obligation Bonds, Series 2002, 5.000%, 9/01/22 - FGIC Insured	9/12 at 100.00	AAA	680,751
1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 - FGIC Insured	4/12 at 100.00	AAA	1,149,698
1,000	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA Insured	No Opt. Call	AAA	1,170,130
330	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	A-	342,302
1,070	Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002, 5.250%, 9/01/18 - FGIC Insured	9/12 at 100.00	AAA	1,178,808
1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,198,388
1,795	Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17	4/09 at 101.00	AA	1,927,543
3,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2002, 5.000%, 9/01/20 - FSA Insured	9/12 at 100.00	AAA	3,177,330
	Tax Obligation/Limited - 27.7%
3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured	10/10 at 100.00	Aaa	3,336,510
	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A:
1,000	5.000%, 3/01/20	3/14 at 100.00	AA+	1,068,200
5,000	5.000%, 3/01/23	3/14 at 100.00	AA+	5,236,850
500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility, Series 2002C, 5.000%, 10/01/21 - FSA Insured	10/12 at 100.00	AAA	525,235
1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured	4/14 at 100.00	AAA	1,222,171
1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured	10/11 at 100.00	AAA	1,082,200
2,085	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2002N, 5.250%, 10/01/18 - AMBAC Insured	10/12 at 100.00	AAA	2,297,920
5,000	Kansas Development Finance Authority, Revenue Bonds, Board of Regents, Scientific Research and Development Facilities, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured	4/13 at 102.00	AAA	5,245,400
2,355	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured	8/13 at 100.00	AAA	2,549,076
5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	5,111,150
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
3,135	6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA	3,758,771
630	5.500%, 8/01/29	2/12 at 100.00	BBB+	662,029
1,000	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Notes, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB-	1,021,610
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB	2,273,360
	Transportation - 0.7%
1,500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	928,815

	U.S. Guaranteed*** - 8.1%
12,175	Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12	No Opt. Call	Aaa		9,134,537
1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita Inc., Series 1985-XXV, 7.200%, 10/01/15	11/04 at 100.00	A+	***	1,220,676
	Utilities - 3.8%
1,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3		1,053,290
500	Pratt, Kansas, Electric System Revenue Bonds, Series 2001-1, 5.250%, 5/01/18 - AMBAC Insured	5/10 at 100.00	AAA		546,615
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured	7/12 at 101.00	AAA		1,050,590
	Wellington, Kansas, Electric, Water and Sewerage Utility System Revenue Bonds, Series 2002:
335	5.250%, 11/01/25 - AMBAC Insured	11/12 at 100.00	AAA		352,577
785	5.250%, 11/01/27 - AMBAC Insured	11/12 at 100.00	AAA		820,772
1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA Insured	5/11 at 100.00	AAA		1,041,610
	Water and Sewer - 7.2%
2,000	Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000A, 6.150%, 10/01/20 - RAAI Insured	10/08 at 101.50	AA		2,243,160
1,040	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Series 2002, 5.250%, 9/01/22 - MBIA Insured	9/12 at 100.00	Aaa		1,108,817
5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 - FGIC Insured	10/13 at 100.00	AAA		5,788,915

$122,535	Total Long-Term Investments (cost $119,845,173) - 98.8%				126,305,692

	Other Assets Less Liabilities - 1.2%				1,507,447

	Net Assets - 100%				$127,813,139

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $119,831,316.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$7,386,624
Depreciation	(912,248)

Net unrealized appreciation of investments	$6,474,376

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.0%
$5,125	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$4,646,376
	Education and Civic Organizations - 4.7%
9,295	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB-	9,748,038
5,930	Jefferson County, Kentucky, College Revenue Bonds, Bellarmine College, Series 1999, 5.250%, 5/01/29	5/09 at 101.00	Baa2	5,860,856
1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College, Series 2002, 5.000%, 4/01/32 - FSA Insured	10/12 at 100.00	AAA	1,527,090
2,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB	2,529,600
3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	3,054,480
	Energy - 3.0%
5,000	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc., Series 1992, 6.650%, 8/01/09	2/05 at 100.00	Baa2	5,132,250
9,000	Ashland, Kentucky, Sewerage and Solid Waste Revenue Bonds, Ashland Inc., Series 1995, 7.125%, 2/01/22 (Alternative Minimum Tax)	2/05 at 102.00	Baa2	9,284,130
	Healthcare - 11.5%
1,310	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A, 6.000%, 7/01/17	7/06 at 102.00	A-	1,360,723
3,500	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A, 6.000%, 7/01/13	7/06 at 102.00	A-	3,665,165
5,270	Clark County, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center, Series 1997, 6.200%, 4/01/13	3/07 at 102.00	BBB-	5,482,908
9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc., Series 1997, 5.700%, 2/01/28 - CONNIE LEE/AMBAC Insured	2/07 at 102.00	AAA	10,221,050

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.500%, 10/01/07	No Opt. Call	BB-	506,115
500	5.600%, 10/01/08	4/08 at 102.00	BB-	507,375
3,500	5.850%, 10/01/17	4/08 at 102.00	BB-	3,346,420
1,500	5.875%, 10/01/22	4/08 at 102.00	BB-	1,395,315
6,000	Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds, Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27	6/08 at 101.00	AA	6,033,780
	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
1,000	5.250%, 9/01/21	9/11 at 100.00	AA	1,040,650
1,000	5.250%, 9/01/24	9/11 at 100.00	AA	1,030,980
10,340	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured	No Opt. Call	AAA	2,959,825
1,665	McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System, Series 1994A, 6.300%, 11/01/06 - MBIA Insured	11/04 at 102.00	AAA	1,710,105
16,500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A-	16,759,545
	Housing/Multifamily - 0.6%
3,385	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/09 at 102.00	N/R	3,145,511
	Housing/Single Family - 3.1%
2,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2000F, 5.850%, 7/01/20 (Alternative Minimum Tax)	11/10 at 100.00	AAA	2,128,020
775	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/09 at 101.00	AAA	801,552
9,480	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/09 at 101.00	AAA	9,715,104
2,240	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)	4/09 at 101.00	AAA	2,276,646
	Long-Term Care - 3.6%
4,840	Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 - ACA Insured	8/09 at 101.00	A	5,094,874
555	Jefferson County, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky, Series 1994, 6.000%, 11/15/09	11/04 at 102.00	BBB	567,687
	Kentucky Economic Development Finance Authority, Revenue Bonds, Christian Church Homes of Kentucky Inc. Obligated Group, Series 1998:
1,800	5.375%, 11/15/23	5/08 at 102.00	BBB	1,780,722
3,500	5.500%, 11/15/30	5/08 at 102.00	BBB	3,426,465
	Kentucky Economic Development Finance Authority, Mortgage Revenue Bonds, South Central Nursing Homes Inc., Series 1997A:
2,000	6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured	1/08 at 105.00	AAA	2,234,100
3,700	6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured	1/08 at 105.00	AAA	4,133,085
	Materials - 2.6%
2,370	Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries Inc., Series 1996, 6.600%, 5/01/26 (Alternative Minimum Tax)	5/06 at 102.00	BBB	2,436,289
1,000	Jefferson County, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours and Company, Series 1982A, 6.300%, 7/01/12	1/05 at 102.50	AA-	1,028,630
4,240	Perry County, Kentucky, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company - TJ International, Series 1996, 6.800%, 5/01/26 (Alternative Minimum Tax)	5/06 at 102.00	N/R	4,408,498

2,000	Perry County, Kentucky, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company - TJ International, Series 1997, 6.550%, 4/15/27 (Alternative Minimum Tax)	4/07 at 102.00	Baa2	2,080,400
2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/06 at 102.00	BBB	2,885,311
	Tax Obligation/General - 2.8%
2,500	Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum Tax)	5/09 at 100.00	AA	2,714,675
1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA	1,240,941
3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured	10/12 at 100.00	AAA	3,122,250
4,400	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 10.356%, 7/01/19 - FSA Insured (IF)	No Opt. Call	AAA	6,446,660
	Tax Obligation/Limited - 28.8%
1,305	Ballard County, Kentucky, School Building Revenue Bonds, School District Finance Corporation, Series 2004, 5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	Aaa	1,386,132
1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured	3/11 at 102.00	AAA	2,099,213
1,465	Boone County, Kentucky, First Mortgage Bonds, Public Properties Corporation,-AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,557,222
	Boone County, Kentucky, School Building Revenue Bonds, School District Financing Corporation, Series 2004B:
1,460	5.000%, 5/01/20 - FSA Insured	5/14 at 100.00	Aaa	1,560,915
2,580	5.000%, 5/01/21 - FSA Insured	5/14 at 100.00	Aaa	2,739,289
	Bowling Green, Kentucky, General Obligation Special Revenue Bonds, Series 2002B:
1,785	5.000%, 6/01/23	6/12 at 100.00	Aa2	1,856,346
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa2	1,273,444
1,665	5.000%, 6/01/25	6/12 at 100.00	Aa2	1,713,901
	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	1,290,345
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,312,065
	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series2000:
1,665	5.500%, 6/01/18	6/10 at 101.00	AA-	1,860,121
2,795	5.500%, 6/01/20	6/10 at 101.00	AA-	3,097,503
3,155	Florence Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Administrative Office Complex, Series 1997, 5.500%, 6/01/27 - MBIA Insured	6/07 at 102.00	AAA	3,400,743
4,500	Kenton County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Courthouse Facilities, Series 1998A, 5.000%, 3/01/29	3/09 at 101.00	Aa3	4,536,585
	Kentucky Area Development District Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	AA	814,860
1,000	6.000%, 6/01/30	6/10 at 102.00	AA	1,093,860
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003:
5,000	5.000%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	5,293,500
6,500	5.000%, 10/01/22 - MBIA Insured	10/13 at 100.00	AAA	6,836,440
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003:
1,000	5.000%, 11/01/19 (DD, settling 9/01/04) - AMBAC Insured	11/13 at 100.00	AAA	1,072,490
3,740	5.000%, 11/01/21 (DD, settling 9/01/04) - AMBAC Insured	11/13 at 100.00	AAA	3,961,109
2,845	5.000%, 11/01/23 (DD1, settling 9/01/04) - AMBAC Insured	11/13 at 100.00	AAA	2,973,537

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured	7/11 at 100.00	AAA	4,332,600
	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 - FSA Insured	6/14 at 100.00	Aaa	1,547,432
1,585	5.000%, 6/01/20 - FSA Insured	6/14 at 100.00	Aaa	1,695,316
11,000	Lexington-Fayette Urban County Government, Kentucky, First Mortgage Bonds, Public Facilities Corporation, Series 1998, 5.125%, 10/01/31 - FSA Insured	7/08 at 102.00	AAA	11,255,530
1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 - FSA Insured	6/14 at 101.00	AAA	1,885,009
650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20	6/10 at 101.00	Aa3	733,395
1,525	McCracken County Public Properties Corporation, Kentucky, Public Project Revenue Bonds, Court Facilities, Series 1995, 5.900%, 9/01/26 - AMBAC Insured	9/06 at 102.00	AAA	1,651,895
8,000	Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Trust, Series 1993A, 6.200%, 3/01/18	9/04 at 101.00	Aa3	8,085,680
5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,396,922
	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 - MBIA Insured	5/14 at 100.00	Aaa	1,330,307
1,635	5.000%, 5/01/20 - MBIA Insured	5/14 at 100.00	Aaa	1,748,011
1,715	5.000%, 5/01/21 - MBIA Insured	5/14 at 100.00	Aaa	1,820,884
1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3	1,429,510
	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A:
16,460	6.500%, 3/01/19	9/04 at 101.00	A	16,652,747
500	6.400%, 3/01/19	No Opt. Call	A	610,530
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long Certificates II-R-66, Series 1996Y, 9.596%, 1/01/13 (IF)	No Opt. Call	AAA	4,778,160
2,545	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	2,965,256
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured	7/12 at 100.00	AAA	1,025,670
3,185	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 - FSA Insured	No Opt. Call	AAA	3,712,532
2,755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA	3,303,162
1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 - MBIA Insured	5/14 at 100.00	Aaa	1,443,966
2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 - FSA Insured	7/14 at 100.00	Aaa	2,323,595
1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.250%, 10/01/21 - FSA Insured	10/14 at 100.00	AAA	1,109,919
7,000	Warren County Justice Center Expansion Corporation, Kentucky, First Mortgage Revenue Bonds, AOC Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured	9/07 at 102.00	AAA	7,387,730

	Transportation - 5.4%
	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 (Alternative Minimum Tax) - MBIA Insured	10/10 at 100.00	AAA		5,351,900
2,195	5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA		2,240,700
1,250	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 1996B, 5.750%, 3/01/13 - MBIA Insured	3/06 at 102.00	AAA		1,340,325
5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured	3/13 at 100.00	AAA		5,190,629
5,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured	7/05 at 102.00	AAA		5,217,300
1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured	7/13 at 100.00	AAA		1,045,570
6,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/09 at 101.00	Baa3		5,656,740
	U.S. Guaranteed*** - 14.4%
1,595	Bowling Green Municipal Project Corporation, Kentucky, Lease Revenue Bonds, Series 1994, 6.500%, 12/01/14 (Pre-refunded to 12/01/04)	12/04 at 102.00	A2	***	1,647,683
5,085	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University, Series 1999, 5.500%, 3/01/29 (Pre-refunded to 3/01/09)	3/09 at 102.00	A+	***	5,783,730
1,005	Casey County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)	3/05 at 102.00	Aa3	***	1,046,858
1,070	Fleming County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)	3/05 at 102.00	A+	***	1,115,004
1,260	Floyd County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Floyd County Justice Center, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)	3/06 at 102.00	N/R	***	1,356,088
3,550	Floyd County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Floyd County Justice Center, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)	3/06 at 102.00	N/R	***	3,854,767
1,200	Floyd County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 1995, 5.500%, 5/01/15 (Pre-refunded to 5/01/05)	5/05 at 102.00	Aa3	***	1,256,304
	Hardin County Building Commission, Kentucky, Revenue Bonds, Detention Facility Project, Series 1994:
525	6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured	12/04 at 102.00	AAA		541,905
1,775	6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured	12/04 at 102.00	AAA		1,832,386
2,000	Jefferson County Collegiate Housing Foundation, Kentucky, Student Housing Revenue Bonds, University of Louisville, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)	9/09 at 102.00	N/R	***	2,420,600
	Kentucky Infrastructure Authority, Infrastructure Revolving Loan Program Revenue Bonds, Series 1995J:
440	6.300%, 6/01/10 (Pre-refunded to 6/01/05)	6/05 at 102.00	Aa3	***	464,684
360	6.350%, 6/01/11 (Pre-refunded to 6/01/05)	6/05 at 102.00	Aa3	***	380,329
600	6.375%, 6/01/14 (Pre-refunded to 6/01/05)	6/05 at 102.00	Aa3	***	633,996
420	Kentucky Infrastructure Authority, Governmental Agencies Program Revenue Bonds, Series 1995G, 6.300%, 8/01/10 (Pre-refunded to 8/01/05)	8/05 at 102.00	AA	***	439,580
400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured	5/10 at 100.00	AAA		459,496
500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 64, Series 1999, 5.500%, 5/01/18 (Pre-refunded to 11/01/09) - MBIA Insured	11/09 at 100.00	AAA		566,250
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 72, Series 2001:
4,375	5.375%, 10/01/18 (Pre-refunded to 10/01/11) - MBIA Insured	10/11 at 100.00	AAA		4,987,106
5,860	5.375%, 10/01/19 (Pre-refunded to 10/01/11) - MBIA Insured	10/11 at 100.00	AAA		6,679,873

5,780	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/19 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA		6,522,094
1,000	Lawrence County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)	11/04 at 102.00	Aa3	***	1,028,990
	Lexington-Fayette Urban County Government, Kentucky, Revenue Bonds, University of Kentucky Alumni Association, Series 1994:
3,195	6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured	11/04 at 102.00	AAA		3,287,847
4,320	6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured	11/04 at 102.00	AAA		4,445,539
	Louisville and Jefferson County Metropolitan Sewerage District, Kentucky, Sewerage and Drainage System Revenue Bonds, Series 1994A:
2,720	6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured	11/04 at 102.00	AAA		2,804,782
2,070	6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured	11/04 at 102.00	AAA		2,133,466
2,500	6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured	11/04 at 102.00	AAA		2,577,925
1,365	McCreary County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Second Series 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)	8/05 at 102.00	Aa3	***	1,443,474
1,310	Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to 7/01/06)	7/06 at 101.50	A-	***	1,418,507
2,000	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25 (Pre-refunded to 7/01/07)	7/07 at 100.00	A-	***	2,188,740
2,600	Puerto Rico, Public Improvement General Obligation Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to 7/01/10) - MBIA Insured	7/10 at 100.00	AAA		2,992,678
245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA		294,514
2,800	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. - Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)	1/10 at 100.00	Baa2	***	3,131,520
	Utilities - 8.8%
6,000	Boone County, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric Company, Series 1994A, 5.500%, 1/01/24 - MBIA Insured	1/05 at 101.00	AAA		6,172,800
1,750	Jefferson County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company, Series 1995A, 5.900%, 4/15/23	4/05 at 102.00	A1		1,799,438
	Owensboro, Kentucky, Revenue Bonds, Electric Light and Power System, Series 1991B:
7,100	0.000%, 1/01/11 - AMBAC Insured	No Opt. Call	AAA		5,681,633
6,475	0.000%, 1/01/12 - AMBAC Insured	No Opt. Call	AAA		4,916,597
5,810	0.000%, 1/01/15 - AMBAC Insured	No Opt. Call	AAA		3,754,654
7,900	0.000%, 1/01/17 - AMBAC Insured	No Opt. Call	AAA		4,590,769
13,300	0.000%, 1/01/18 - AMBAC Insured	No Opt. Call	AAA		7,319,256
5,100	0.000%, 1/01/19 - AMBAC Insured	No Opt. Call	AAA		2,650,011
4,725	0.000%, 1/01/20 - AMBAC Insured	No Opt. Call	AAA		2,314,163
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 - MBIA Insured	No Opt. Call	AAA		3,371,400
	Water and Sewer - 8.7%
1,405	Christian County Water District, Kentucky, Waterworks Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured	10/09 at 101.00	Aaa		1,581,594
1,750	Henderson, Kentucky, Water and Sewerage Revenue Refunding Bonds, Series 1994A, 6.100%, 11/01/14 (Pre-refunded to 11/01/04) - FSA Insured	11/04 at 103.00	AAA		1,816,430
	Kentucky Infrastructure Authority, Governmental Agencies Program Revenue Bonds, Series 1995G:
445	6.350%, 8/01/11	8/05 at 102.00	AA		471,135
825	6.375%, 8/01/14	8/05 at 102.00	AA		873,650
1,000	Kentucky Rural Water Finance Corporation, Multi-Modal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA-		1,089,340

	Louisville and Jefferson County Metropolitan Sewerage District, Kentucky, Sewerage and Drainage System Revenue Bonds, Series 1997B:
6,000	5.350%, 5/15/22 - MBIA Insured	11/07 at 101.00	AAA	6,479,041
2,500	5.200%, 5/15/25 - MBIA Insured	11/07 at 101.00	AAA	2,577,276
3,200	Louisville and Jefferson County Metropolitan Sewerage District, Kentucky, Sewerage and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured	5/08 at 101.00	AAA	3,246,529
16,000	Louisville and Jefferson County Metropolitan Sewerage District, Kentucky, Sewerage and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured	11/11 at 101.00	AAA	17,198,721
6,920	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 - FGIC Insured	2/12 at 100.00	Aaa	7,084,142

$483,595	Total Long-Term Investments (cost $453,550,095) - 99.0%			480,194,032

	Other Assets Less Liabilities - 1.0%			4,871,669

	Net Assets - 100%			$485,065,701

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(DD)	Security purchased on a delayed delivery basis.

(DD1)	Portion of security purchased on a delayed delivery basis.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $453,434,570.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$28,134,263
Depreciation	(1,374,801)

Net unrealized appreciation of investments	$26,759,462

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.8%
$2,000	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	9/05 at 102.00	Baa1	$2,118,300
	Consumer Staples - 0.3%
945	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	856,746
	Education and Civic Organizations - 3.7%
	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 - MBIA Insured	10/13 at 100.00	AAA	1,272,152
1,850	5.000%, 10/01/29 - MBIA Insured	10/13 at 100.00	AAA	1,880,322
6,150	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 - FGIC Insured	11/09 at 101.00	AAA	6,298,461
	Healthcare - 12.2%
	Flint Hospital Building Authority, Michigan, Revenue Rental Bonds, Hurley Medical Center, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 101.00	Baa3	963,550
1,000	5.375%, 7/01/28	7/08 at 101.00	Baa3	917,650
3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31	7/11 at 101.00	AA	3,891,563
3,530	Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13	2/07 at 101.00	N/R	3,350,111
3,755	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/05 at 101.00	Ba3	3,382,391
3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17	3/13 at 100.00	A1	3,230,730
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial Hospital, Series 1995, 6.125%, 1/01/15	1/05 at 102.00	AA-	1,025,350
710	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	BBB	744,875
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	10/06 at 102.00	BBB-	1,009,480
1,475	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community Hospital, Series 1998, 5.375%, 5/15/19	5/08 at 101.00	BBB	1,451,769

1,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A+	1,038,990
2,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 1999A, 6.000%, 11/15/24	11/09 at 101.00	A1	2,330,548
1,600	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993, 6.000%, 8/01/23	2/05 at 101.00	Ba1	1,369,408
3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, William Beaumont Hospital, Series 1996, 5.250%, 1/01/20 - MBIA Insured	1/06 at 102.00	AAA	3,142,080
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,000	5.250%, 11/15/31 - MBIA Insured	11/11 at 100.00	AAA	1,027,060
2,000	5.250%, 11/15/35 - MBIA Insured	11/11 at 100.00	AAA	2,051,680
	Housing/Multifamily - 2.2%
385	Grand Rapids Housing Corporation, Michigan, FHA-Insured Section 8 Multifamily Mortgage Loan Revenue Refunding Bonds, Series 1992, 7.375%, 7/15/41	1/05 at 103.00	AAA	400,735
750	Grand Rapids Housing Finance Authority, Michigan, FNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Series 1990A, 7.625%, 9/01/23	9/04 at 100.00	AAA	751,455
1,190	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Revenue Refunding Bonds, Parc Point Apartments, Series 1995A, 6.500%, 10/01/15	4/05 at 102.00	Aaa	1,225,212
6,000	Michigan State Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA-	2,507,400
710	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B, 6.150%, 10/01/15 - MBIA Insured	6/05 at 102.00	AAA	733,558
	Housing/Single Family - 0.4%
1,100	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2002B, 5.500%, 6/01/30 (Alternative Minimum Tax) - MBIA Insured	6/12 at 100.00	AAA	1,134,529
	Long-Term Care - 2.8%
2,500	Kalamazoo Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27	5/07 at 102.00	BB+	2,438,200
	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1997:
600	6.375%, 1/01/15	1/07 at 102.00	N/R	590,814
500	6.375%, 1/01/25	1/07 at 102.00	N/R	459,480
	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
140	5.300%, 7/01/18	7/08 at 101.00	BBB+	142,374
260	5.375%, 7/01/28	7/08 at 101.00	BBB+	255,692
3,300	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18	6/08 at 100.00	BBB	3,211,857
	Materials - 0.7%
1,650	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1993, 5.850%, 10/01/18	10/04 at 101.50	BBB	1,686,118
	Tax Obligation/General - 26.4%
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds, Series 2002-3, 5.500%, 5/01/18	5/12 at 100.00	AA+	1,124,400

1,175	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.50	AAA	1,242,610
1,625	Brighton Township Sanitary Sewerage Drainage District, Livingston County, Michigan, Limited Tax General Obligation Bonds, Series 2000, 5.250%, 10/01/19 - FSA Insured	4/09 at 100.00	AAA	1,756,056
1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA+	1,092,859
1,195	Carman-Ainsworth Community School District, Genesee County, Michigan, General Obligation Bonds, Series 2002, 5.500%, 5/01/19 - FGIC Insured	5/12 at 100.00	AAA	1,340,348
1,500	Clarkston Community Schools, Michigan, General Obligation Bonds, School Bond Loan Fund - QSBLF, Series 1997, 5.250%, 5/01/23 - MBIA Insured	5/07 at 100.00	AAA	1,586,085
1,800	Coopersville Area Public Schools, Ottawa and Muskegon Counties, Michigan, Unlimited Tax General Obligation School Building and Site Bonds, Series 1999, 5.000%, 5/01/29 - MBIA Insured	5/09 at 100.00	AAA	1,820,394
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 5.375%, 5/01/24 - FGIC Insured	5/13 at 100.00	AAA	1,074,410
	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A:
2,000	5.500%, 5/01/21 - FSA Insured	5/12 at 100.00	AAA	2,215,500
250	5.125%, 5/01/31 - FSA Insured	5/12 at 100.00	AAA	256,255
1,000	Frankenmuth School District, Saginaw and Tuscola Counties, Michigan, Unlimited Tax General Obligation School Building and Site Bonds, Series 2000, 5.625%, 5/01/16 - FGIC Insured	5/10 at 100.00	AAA	1,119,500
2,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/26	5/11 at 100.00	AA+	2,034,440
5,600	Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, General Obligation Refunding Bonds, Series 1995, 5.375%, 5/01/24 - MBIA Insured	5/05 at 102.00	AAA	5,817,336
4,350	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA+	4,449,224
1,000	Hastings Area School System, Barry County, Michigan, Unlimited Tax General Obligation Building and Site Bonds, Series 2001, 5.000%, 5/01/26 - MBIA Insured	5/11 at 100.00	AAA	1,020,090
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA+	2,073,560
2,000	Jonesville Community Schools, Hillsdale and Jackson Counties, Michigan, Unlimited Tax General Obligation Building and Site Bonds, Series 1999, 5.750%, 5/01/29 - FGIC Insured	5/09 at 100.00	AAA	2,188,480
1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured	5/13 at 100.00	AAA	1,380,158
1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 - FGIC Insured	5/10 at 100.00	AAA	1,016,800
2,700	Livonia Public Schools, Wayne County, Michigan, Unlimited Tax General School Building and Site Bonds, Series 1992-II, 0.000%, 5/01/08 - FGIC Insured	No Opt. Call	AAA	2,444,742
2,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA Insured	5/14 at 100.00	AAA	2,120,220
2,800	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School District, Series 1991C, 0.000%, 6/15/08 - FSA Insured	No Opt. Call	AAA	2,526,048
3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA+	3,531,255
2,000	Muskegon Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA Insured	5/14 at 100.00	AAA	2,134,940
1,130	Novi, Michigan, General Obligation Bonds, Series 2002, 5.250%, 10/01/15 - FSA Insured	10/13 at 100.00	AAA	1,261,735

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 - MBIA Insured	No Opt. Call	AAA	571,940
1,020	0.000%, 5/01/18 - MBIA Insured	No Opt. Call	AAA	552,269
1,500	Portage Lake Water and Sewerage Authority, Houghton County, Michigan, Limited Tax General Obligation Refunding Bonds, Series 1995, 6.200%, 10/01/20 - AMBAC Insured	10/05 at 102.00	AAA	1,597,815
3,000	Southgate Community School District, Wayne County, Michigan, General Obligation Bonds, Series 1999, 5.000%, 5/01/25 - FGIC Insured	5/09 at 100.00	AAA	3,052,860
2,500	Taylor Building Authority, Wayne, Michigan, Limited Tax General Obligation Bonds, Series 2000, 5.125%, 3/01/17 - AMBAC Insured	3/10 at 100.00	AAA	2,708,800
1,625	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/22 - MBIA Insured	5/14 at 100.00	AAA	1,754,626
3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 - FGIC Insured	No Opt. Call	AAA	1,870,244
5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation Bonds, QSBLF Series 1996, 5.500%, 5/01/25 - MBIA Insured	No Opt. Call	AAA	5,839,936
	Tax Obligation/Limited - 14.6%
1,845	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	2/07 at 101.00	A	1,920,479
11,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 - FGIC Insured	2/07 at 102.00	AAA	11,494,340
	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 - MBIA Insured	No Opt. Call	AAA	2,270,812
3,295	0.000%, 6/01/18 - MBIA Insured	No Opt. Call	AAA	1,777,356
1,650	6.875%, 6/01/24 - MBIA Insured	12/04 at 102.00	AAA	1,689,798
250	Michigan Municipal Bond Authority, Wayne County, Local Government Loan Program Revenue Bonds, Series 1991A, 4.750%, 12/01/09 - FGIC Insured	12/04 at 100.00	AAA	250,653
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001-I:
2,720	5.500%, 10/15/19	10/11 at 100.00	AA	3,051,459
5,000	5.000%, 10/15/24	10/11 at 100.00	AA	5,149,100
2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003-II, 5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	2,100,780
1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 - AMBAC Insured	6/10 at 100.00	AAA	1,655,760
2,000	Michigan State Trunk Line, Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25	11/11 at 100.00	AAA	2,052,540
6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured	No Opt. Call	AAA	2,348,520
1,085	Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Development Revenue Bonds, Series 1994, 6.750%, 11/01/19	11/06 at 100.00	N/R	1,135,691
	Transportation - 1.2%
3,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998B, 5.000%, 12/01/28	12/08 at 101.00	AAA	3,039,600
	U.S. Guaranteed*** - 19.2%
210	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	229,465
2,520	Detroit, Michigan, Unlimited Tax General Obligation Bonds, Series 1999B, 5.500%, 4/01/18 (Pre-refunded to 4/01/10) - MBIA Insured	4/10 at 101.00	AAA	2,813,983

2,000	Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)	7/06 at 102.00	AAA		2,202,880
2,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA		2,893,775
6,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Residual Option Long Series II-R-103, 10.074%, 7/01/20 (Pre-refunded to 1/01/10) (IF)	1/10 at 101.00	AAA		8,467,810
2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA		2,302,740
1,500	Grand Rapids Township Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Porter Hills Obligated Group, Cook Valley Estate, Series 1999, 5.450%, 7/01/29 (Pre-refunded to 7/01/09)	7/09 at 101.00	BBB+	***	1,692,675
1,000	Holt Public Schools, Ingham and Eaton Counties, Michigan, Unlimited Tax General Obligation School Building and Site Bonds, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA		1,135,760
3,000	Lake Orion Community School District, Oakland County, Michigan, School Building and Site Revenue Refunding Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured	5/05 at 101.00	AAA		3,140,580
2,000	Livonia Public Schools, Wayne County, Michigan, Unlimited Tax General Obligation School Building and Site Bonds, Series 2000, 5.875%, 5/01/25 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA		2,310,460
2,000	Macomb Township Building Authority, Macomb County, Michigan, General Obligation Bonds, Series 2000, 6.000%, 4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured	4/08 at 101.00	AAA		2,266,700
1,000	Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds, Series 1994, 6.500%, 10/01/14 (Pre-refunded to 10/01/04)	10/04 at 102.00	AAA		1,024,340
500	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000, 5.875%, 10/01/17 (Pre-refunded to 10/01/10)	10/10 at 101.00	AAA		586,135
1,220	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21 (Pre-refunded to 9/01/11) - MBIA Insured	9/11 at 100.00	AAA		1,389,495
5,000	Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)	11/09 at 101.00	AAA		5,849,750
	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
260	5.300%, 7/01/18 (Pre-refunded to 7/01/08)	7/08 at 101.00	BBB+	***	289,567
1,415	5.375%, 7/01/28 (Pre-refunded to 7/01/08)	7/08 at 101.00	BBB+	***	1,579,777
2,775	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series 2000A, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA		3,187,754
1,215	Potterville Public Schools, Easton County, Michigan, Unlimited Tax School Building and Site Bonds, Series 1999, 5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured	5/09 at 100.00	AAA		1,378,976
1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA		1,418,694
7,000	Vicksburg Community Schools, Kalamazoo and St. Joseph Counties, Michigan, General Obligation Bonds, Series 1991, 0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured	5/06 at 37.24	AAA		2,530,780
	Utilities - 5.7%
1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 - FSA Insured	7/13 at 100.00	AAA		1,055,830
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC Insured	1/12 at 100.00	AAA		1,046,020
3,000	Michigan South Central Power Agency, Power Supply System Revenue Refunding Bonds, Series 1994, 7.000%, 11/01/11	11/04 at 102.00	Baa1		3,084,840

1,000	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,5/01/12	No Opt. Call	Baa1	1,106,870
3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A-	3,376,494
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 - FGIC Insured	No Opt. Call	AAA	1,311,670
1,000	Monroe County, Michigan, Pollution Control Revenue Bonds, Detroit Edison Company, Series 1994A, 6.350%, 12/01/04 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	1,012,040
4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 - MBIA Insured	No Opt. Call	AAA	2,403,120
	Water and Sewer - 8.4%
4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 - FGIC Insured	No Opt. Call	AAA	2,256,725
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured	7/11 at 100.00	AAA	3,062,850
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured	7/13 at 100.00	AAA	3,231,660
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
2,500	5.000%, 7/01/30 - FGIC Insured	7/11 at 100.00	AAA	2,530,850
3,000	5.500%, 7/01/33 - FGIC Insured	7/11 at 101.00	AAA	3,216,870
5,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured	7/13 at 100.00	AAA	5,138,050
1,625	Lansing, Michigan, Sewerage Disposal Bonds, Series 2003, 5.000%, 5/01/21 - FGIC Insured	5/14 at 100.00	AAA	1,722,678

$258,125	Total Long-Term Investments (cost $230,914,577) - 98.6%			249,652,126

	Short-Term Investments - 0.6%
1,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured		A-1	1,500,000

$1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $232,414,557) - 99.2%			251,152,126

	Other Assets Less Liabilities - 0.8%			2,043,869

	Net Assets - 100%			$253,195,995

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $232,478,223.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$19,668,233
Depreciation	(994,330)

Net unrealized appreciation of investments	$18,673,903

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.8%
$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC Insured	No Opt. Call	AAA	$2,015,625
	Consumer Staples - 4.4%
3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Inc., Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/08 at 101.00	AA-	3,050,670
8,100	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter & Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA-	8,474,220
	Education and Civic Organizations - 9.5%
4,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2003A, 5.000%, 11/01/31	11/13 at 100.00	AA	4,291,140
1,000	Kansas City Metropolitan Community Colleges Building Corporation, Missouri, Leasehold Revenue Bonds, Junior College District of Metropolitan Kansas City, Series 2001, 5.500%, 7/01/18 - FGIC Insured	7/11 at 100.00	Aaa	1,121,210
1,000	Missouri Higher Education Loan Authority, Subordinate Lien Student Loan Revenue Bonds, Series 1992, 6.500%, 2/15/06 (Alternative Minimum Tax)	2/05 at 100.00	A2	1,003,110
4,190	Missouri Higher Education Loan Authority, Subordinate Lien Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09 (Alternative Minimum Tax)	2/05 at 101.00	A2	4,336,860
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AA+	1,165,970
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 1997:
1,000	5.625%, 6/15/13	6/07 at 101.00	Baa2	1,044,980
1,750	5.750%, 6/15/17	6/07 at 101.00	Baa2	1,816,465
1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Barstow School, Series 1998, 5.250%, 10/01/23	10/08 at 100.00	N/R	1,091,442
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Central Institute for the Deaf, Series 1999, 5.850%, 1/01/22 - RAAI Insured	1/10 at 100.00	AA	1,092,770
900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	6/08 at 102.00	A1	955,962
1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 2000, 6.750%, 6/15/30	6/10 at 100.00	Baa2	1,169,784

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 - MBIA Insured	4/11 at 100.00	Aaa	1,519,501
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992:
650	7.625%, 12/01/09 (Alternative Minimum Tax)	12/04 at 100.00	N/R	650,858
1,000	7.750%, 12/01/13 (Alternative Minimum Tax)	12/04 at 100.00	N/R	1,033,000
500	7.875%, 12/01/24 (Alternative Minimum Tax)	12/04 at 100.00	N/R	516,650
2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 - MBIA Insured	4/11 at 100.00	Aaa	2,104,496
	Healthcare - 8.4%
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke’s Health System, Series 2001, 5.250%, 12/01/26 - FSA Insured	6/11 at 101.00	AAA	1,040,250
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,029,290
2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,817,540
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,500	5.250%, 2/15/18	2/08 at 102.00	BBB+	1,506,585
1,300	5.250%, 2/15/28	2/08 at 102.00	BBB+	1,239,979
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	11/06 at 100.00	BBB+	494,900
2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30	12/10 at 101.00	A	2,114,920
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
2,650	0.000%, 9/01/17 - MBIA Insured	No Opt. Call	AAA	1,484,053
4,740	0.000%, 9/01/21 - MBIA Insured	No Opt. Call	AAA	2,109,300
6,300	0.000%, 9/01/22 - MBIA Insured	No Opt. Call	AAA	2,635,794
1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 - AMBAC Insured	12/11 at 100.00	AAA	1,042,820
1,500	North Kansas City, Missouri, Hospital Revenue Bonds, North Kansas City Hospital and Affiliate, Series 2003A, 5.125%, 11/15/33 - FSA Insured	11/13 at 100.00	AAA	1,545,840
2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/08 at 101.00	BBB	2,772,144
	Housing/Multifamily - 9.6%
	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002:
1,320	6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,377,737
2,530	6.300%, 1/20/38 (Alternative Minimum Tax)	7/13 at 103.00	AAA	2,588,873
80	Missouri Housing Development Commission, FHA-Insured Mortgage Loan Housing Development Refunding Bonds, Series 1992, 6.600%, 7/01/24	1/05 at 100.00	Aaa	80,086
885	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Primm Place Apartments, Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)	12/05 at 103.00	N/R	891,938
2,620	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/08 at 102.00	N/R	2,383,833
	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
283	6.200%, 5/20/19	5/12 at 105.00	Aaa	299,649
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,011,923

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/09 at 105.00	AAA	1,831,949
2,000	St. Louis County Housing Authority, Missouri, FNMA Multifamily Housing Revenue Refunding Bonds, Kensington Square Apartments, Series 1995, 6.650%, 3/01/20	3/05 at 102.00	AAA	2,058,540
9,105	St. Louis County Industrial Development Authority, Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue Bonds, Covington Manor Apartments, Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)	8/06 at 105.00	AAA	9,707,569
1,865	St. Louis Land Clearance Redevelopment Authority, Missouri, FHA-Insured Multifamily Mortgage Revenue Refunding Bonds, St. Louis Place Apartments, Series 1993, 6.250%, 8/01/27	11/04 at 101.00	AAA	1,879,211
925	Universal City Industrial Development Authority, Missouri, GNMA Collateralized Revenue Refunding Bonds, River Valley Apartments, Series 1997A, 5.900%, 2/20/37	8/07 at 102.00	Aaa	962,620
	Housing/Single Family - 1.5%
290	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)	1/07 at 102.00	AAA	294,889
140	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)	3/07 at 105.00	AAA	140,624
325	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)	3/06 at 105.00	AAA	326,417
	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
480	6.375%, 9/01/20 (Alternative Minimum Tax)	9/06 at 102.00	AAA	492,288
385	6.450%, 9/01/27 (Alternative Minimum Tax)	9/06 at 102.00	AAA	395,033
315	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)	9/06 at 105.00	AAA	317,800
	Missouri Housing Development Commission, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994A:
55	6.700%, 12/01/07 (Alternative Minimum Tax)	12/04 at 102.00	AAA	56,146
245	7.125%, 12/01/14 (Alternative Minimum Tax)	12/04 at 102.00	AAA	249,018
105	7.200%, 12/01/17 (Alternative Minimum Tax)	12/04 at 102.00	AAA	106,775
240	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/08 at 105.00	AAA	241,764
740	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	9/09 at 100.00	AAA	777,792
450	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	474,651
	Long-Term Care - 10.8%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services, Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	1,016,260
4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	11/08 at 102.00	N/R	3,714,118
1,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1995, 6.625%, 8/15/13	8/05 at 102.00	N/R	1,040,990
5,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1999, 6.000%, 8/15/17	8/09 at 101.00	N/R	5,321,450
1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22	8/12 at 101.00	N/R	1,561,725

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	A2	1,341,167
3,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Serivces, Series 1996A, 6.375%, 2/01/27	2/06 at 102.00	N/R	3,874,500
3,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.875%, 2/01/23	2/07 at 102.00	N/R	3,598,245
	St. Louis County Industrial Development Authority, Missouri, Revenue Refunding Bonds, Friendship Village of West County, Series 1996A:
865	5.750%, 9/01/05	No Opt. Call	N/R	875,821
1,800	6.250%, 9/01/10	9/06 at 102.00	N/R	1,890,000
2,425	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mother of Perpetual Help Residence Inc., Series 1995, 6.250%, 8/01/28	8/05 at 104.00	AAA	2,602,777
1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AAA	1,242,132
	Materials - 0.4%
1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB	1,005,340
	Tax Obligation/General - 13.7%
2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 - FSA Insured	3/12 at 100.00	AAA	2,157,260
540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	575,581
1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 - FSA Insured	3/12 at 100.00	AAA	1,335,667
1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 - FSA Insured	3/12 at 100.00	AAA	1,078,630
2,500	Hickman Mills School District C-1, Jackson County, Missouri, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 - FSA Insured	3/13 at 100.00	AAA	2,642,650
1,000	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and Improvement Bonds, Series 2002, 5.250%, 3/01/18 - FSA Insured	3/12 at 100.00	AAA	1,096,800
1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 - MBIA Insured	3/14 at 100.00	Aaa	1,539,523
1,000	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11	No Opt. Call	Aa2	1,174,130
3,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24 (WI, settling 9/09/04)	2/14 at 100.00	AA	3,143,340
3,000	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%, 10/01/18	10/12 at 100.00	AAA	3,244,110
2,275	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/20 - MBIA Insured	3/14 at 100.00	AAA	2,433,841
750	Polk County School District R-1, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	836,265
1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 - FGIC Insured	No Opt. Call	AAA	1,651,983
3,000	St. Louis Board of Education, Missouri, General Obligation Bonds, Series 2002A, 5.250%, 4/01/19	4/12 at 100.00	AA+	3,276,330
1,605	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%,4/01/20 - FSA Insured	4/13 at 100.00	AAA	1,707,977

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
2,875	5.125%, 3/01/20 - FGIC Insured	3/13 at 100.00	AAA	3,090,481
3,000	5.000%, 3/01/22 - FGIC Insured	3/13 at 100.00	AAA	3,151,470
1,500	5.000%, 3/01/23 - FGIC Insured	3/13 at 100.00	AAA	1,565,955
	Tax Obligation/Limited - 18.0%
900	Brentwood, Missouri, Tax Increment Refunding Bonds, Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI Insured	4/09 at 100.00	AA	917,199
1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center, Series 2000, 5.450%, 6/01/15 - RAAI Insured	6/10 at 100.00	AA	2,058,806
1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured	No Opt. Call	AAA	689,005
2,750	Fenton, Missouri, Tax Increment Refunding and Improvement Bonds, Gravois Bluffs Project, Series 2002, 6.125%, 10/01/21	10/12 at 100.00	N/R	2,825,598
3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 - XLCA Insured	12/13 at 100.00	AAA	3,136,530
3,490	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.850%, 3/01/19	3/09 at 101.00	N/R	3,675,773
1,200	Kansas City Land Clearance Redevelopment Authority, Missouri, Lease Revenue Bonds, Municipal Auditorium and Muehlebach Hotel Redevelopment Projects, Series 1995A, 5.900%, 12/01/18 - FSA Insured	12/05 at 102.00	AAA	1,282,212
	Mehlville School District R-9, St. Louis County, Missouri, Certificates of Participation, Capital Improvement Projects, Series 2002:
1,275	5.500%, 9/01/17 - FSA Insured	9/12 at 100.00	AAA	1,437,563
1,000	5.500%, 9/01/18 - FSA Insured	9/12 at 100.00	AAA	1,124,470
3,885	Missouri Association of Rural Education, Certificates of Participation, Waynesville School District R-6, Pulaski County, Series 2004, 5.100%, 3/01/24 - MBIA Insured	3/09 at 100.00	AAA	4,054,852
1,500	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown Redevelopment Project, Series 2000A, 5.750%, 4/01/22 - MBIA Insured	4/10 at 100.00	AAA	1,680,270
4,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001, 5.250%, 4/01/23	4/11 at 100.00	A+	4,103,800
2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20	3/10 at 100.00	N/R	2,043,820
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 - MBIA Insured	3/10 at 101.00	AAA	508,167
1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 - MBIA Insured	2/12 at 100.00	Aaa	1,881,263
900	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y, 5.500%, 7/01/36	7/16 at 100.00	A	961,848
3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	A-	3,395,070
1,240	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse, Series 2002A, 5.750%, 2/15/17 - FGIC Insured	2/12 at 100.00	Aaa	1,415,559
1,750	St. Louis Regional Convention and Sports Complex Authority, Missouri, Lease Revenue Refunding Bonds, Series 1997C, 5.300%, 8/15/20 - AMBAC Insured	8/07 at 100.00	AAA	1,862,892
2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 - AMBAC Insured	6/10 at 100.00	AAA	3,379,726

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured	3/14 at 100.00	Aaa		2,604,600
1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 - AMBAC Insured	6/12 at 100.00	Aaa		1,988,490
	Transportation - 7.8%
2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured	4/11 at 101.00	AAA		2,039,780
2,000	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC		1,238,420
	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A:
5,000	5.000%, 7/01/26 - MBIA Insured	7/11 at 100.00	AAA		5,079,200
1,000	5.250%, 7/01/31 - MBIA Insured	7/11 at 100.00	AAA		1,032,650
	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 - FSA Insured	7/13 at 100.00	AAA		3,818,115
1,000	5.250%, 7/01/18 - FSA Insured	7/13 at 100.00	AAA		1,096,480
	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	9/09 at 102.00	N/R		1,081,190
2,400	7.050%, 9/01/24	9/09 at 102.00	N/R		2,572,464
2,250	St. Louis, Missouri, Revenue Refunding Bonds, Parking Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured	12/06 at 102.00	AAA		2,419,133
	U.S. Guaranteed*** - 3.9%
2,285	Branson Public Building Corporation, Missouri, Leasehold Revenue Bonds, City Hall and Fire Station Improvement Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to 11/01/06)	11/06 at 101.00	N/R	***	2,517,087
4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14	No Opt. Call	Aaa		2,930,085
235	Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16	No Opt. Call	Aaa		141,503
2,395	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1994A, 6.750%, 5/15/14	No Opt. Call	Aaa		2,993,702
450	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%, 7/01/39 (Pre-refunded to 7/01/10)	7/10 at 101.00	A	***	527,756
950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded to 6/15/10)	6/10 at 100.00	N/R	***	1,154,022
	Utilities - 4.6%
2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 - AMBAC Insured	10/12 at 100.00	AAA		2,779,620
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured	7/12 at 101.00	AAA		1,050,590
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 - MBIA Insured	No Opt. Call	AAA		2,247,600
2,000	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 - MBIA Insured	No Opt. Call	AAA		2,303,660
3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured	No Opt. Call	AAA		3,623,577
	Water and Sewer - 5.4%
1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA		1,967,989

1,000	Kansas City, Missouri, Water Revenue Bonds, Series 2004D, 5.000%, 12/01/20 - FSA Insured	12/13 at 100.00	AAA	1,068,250
3,385	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	3,630,142
1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 - RAAI Insured	4/09 at 100.00	AA	1,787,823
1,600	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Independence Water System Improvement Projects, Series 2004,, 5.000%, 11/01/24 - AMBAC Insured	11/14 at 100.00	AAA	1,670,576
490	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program - Springfield Project, Series 1990A, 7.000%, 10/01/10	10/04 at 100.00	Aaa	492,244
365	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program - Multi-Participants, Series 1992A, 6.550%, 7/01/14	1/05 at 100.00	Aaa	366,533
250	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program - Multi-Participants, Series 1994B, 7.200%, 7/01/16	1/05 at 102.00	Aaa	256,110
	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A:
750	5.000%, 12/01/26 - MBIA Insured	12/11 at 100.00	Aaa	766,641
1,000	5.250%, 12/01/28 - MBIA Insured	12/11 at 100.00	Aaa	1,041,990
1,000	West Plains, Missouri, Sewer System Revenue Bonds, Series 2004, 5.125%, 7/01/24 - FSA Insured	7/12 at 100.00	AAA	1,041,150

$256,408	Total Long-Term Investments (cost $245,579,652) - 98.8%			257,785,366

	Other Assets Less Liabilities - 1.2%			3,185,408

	Net Assets - 100%			$260,970,774

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $245,535,471.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$14,036,771
Depreciation	(1,786,876)

Net unrealized appreciation of investments	$12,249,895

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.1%
$7,100	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$6,436,931
	Education and Civic Organizations - 6.8%
2,120	Ohio State Education Student Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1, 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured	6/07 at 102.00	AAA	2,229,138
1,200	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16	9/06 at 101.00	Ba1	1,214,052
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 - MBIA Insured	5/07 at 102.00	AAA	5,405,650
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30 - AMBAC Insured	12/10 at 101.00	AAA	1,072,180
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa1	1,268,508
2,000	5.000%, 12/01/26	12/11 at 100.00	Baa1	2,006,480
2,730	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/20	11/14 at 100.00	AA	2,897,458
910	Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA	1,137,027
3,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22	10/12 at 100.00	AA	3,306,120
1,750	Ohio Higher Educational Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,826,370
	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 - MBIA Insured	6/14 at 100.00	AAA	1,967,265
1,900	5.000%, 12/01/23 - MBIA Insured	6/14 at 100.00	AAA	1,987,172
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 - FGIC Insured	6/11 at 101.00	AAA	1,716,045
1,520	5.750%, 6/01/19 - FGIC Insured	6/11 at 101.00	AAA	1,738,926
2,000	5.250%, 6/01/24 - FGIC Insured	6/11 at 101.00	AAA	2,115,180
4,250	University of Cincinnati, Ohio, General Receipts Bonds, Series 1997, 5.375%, 6/01/20 - MBIA Insured	6/07 at 100.00	AAA	4,520,002
1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	AAA	1,779,135

	Healthcare - 17.3%
7,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/09 at 101.00	Baa1	6,973,750
11,900	Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24	2/09 at 101.00	A-	12,429,550
1,000	Cuyahoga County, Ohio, Hospital Improvement and Revenue Refunding Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 - MBIA Insured	2/07 at 102.00	AAA	1,092,100
4,400	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	A1	4,718,868
2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,558,150
	Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children’s Hospital, Series 1996A:
1,575	5.750%, 11/01/15	11/06 at 101.00	Aa2	1,643,512
5,275	5.875%, 11/01/25	11/06 at 101.00	Aa2	5,442,534
	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996:
965	5.800%, 6/01/16	6/06 at 102.00	AA-	1,009,081
2,000	5.875%, 6/01/21	6/06 at 102.00	AA-	2,081,760
5,690	Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center, Series 1995, 5.375%, 11/01/21 - AMBAC Insured	11/05 at 102.00	AAA	5,978,142
2,000	Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital, Series 1996, 6.375%, 5/15/11	5/06 at 102.00	BBB+	2,105,640
1,250	Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke’s Hospital, Series 1994, 5.800%, 12/01/14 - AMBAC Insured	12/04 at 102.00	AAA	1,287,700
2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996A, 6.250%, 5/15/16	5/06 at 102.00	BBB+	2,080,680
4,205	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.250%, 5/15/13	5/06 at 102.00	BBB+	4,398,010
4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 - FSA Insured	8/08 at 102.00	AAA	4,484,400
	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996:
1,500	5.625%, 4/01/16 - MBIA Insured	4/06 at 102.00	AAA	1,608,360
7,000	6.250%, 4/01/20 - MBIA Insured	No Opt. Call	AAA	8,569,750
9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22	4/10 at 101.00	A3	10,379,130
13,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AA	13,640,770
1,250	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement Bonds, Series 1998, 5.350%, 11/01/18	11/08 at 101.00	A-	1,294,338
2,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A-	2,154,820
1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital, Series 2001, 5.250%, 10/01/31 - RAAI Insured	10/11 at 101.00	AA	1,226,028
	Housing/Multifamily - 5.6%
1,520	Butler County, Ohio, Multifamily Housing Revenue Bonds, Anthony Wayne Apartments, Series 1998, 6.500%, 9/01/30 (Alternative Minimum Tax)	9/08 at 103.00	N/R	1,347,997

1,105	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/08 at 103.00	N/R	990,887
16,105	Franklin County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, Columbus Properties, Series 1997, 5.600%, 4/20/39 (Alternative Minimum Tax)	10/07 at 103.00	Aaa	16,423,396
3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,163,725
2,705	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village, Series 1999, 6.375%, 2/20/41	8/09 at 102.00	AAA	2,910,391
6,315	Ohio Capital Corporation For Housing, FHA-Insured Section 8 Mortgage Loan Revenue Refunding Bonds, Series 1999G, 5.950%, 2/01/23	2/09 at 102.00	Aa2	6,731,222
	Housing/Single Family - 3.3%
1,520	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program, Residential Mortgage Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)	7/09 at 100.00	Aaa	1,563,305
2,835	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program, Residential Mortgage Revenue Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	2,928,668
2,920	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program, Residential Mortgage Revenue Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	3,016,477
3,400	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program, Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.50	AAA	3,536,102
7,230	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program, Residential Mortgage Remarketed Revenue Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	7,571,473
	Industrials - 0.9%
2,465	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/08 at 102.00	N/R	2,512,648
	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
500	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA-	515,735
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA-	695,952
1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA-	1,068,022
	Long-Term Care - 2.1%
1,525	Cuyahoga County, Ohio, FHA-Insured Industrial Development Mortgage Revenue Refunding Bonds, University Healthcare Center, Series 1991, 7.300%, 8/01/11	2/05 at 100.00	AAA	1,531,878
3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	11/05 at 102.00	Aa2	3,254,722
2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 - RAAI Insured	7/12 at 100.00	AA	2,057,680
485	Franklin County, Ohio, FHA-Insured Hospital Revenue Refunding Mortgage Loan Bonds, Worthington Christian Village Nursing Home, Series 1992, 7.000%, 8/01/16	2/05 at 100.00	N/R	486,048
1,250	Hamilton, Ohio, Healthcare Facilities Revenue Bonds, Twin Towers, Series 1998A, 5.125%, 10/01/23	10/08 at 101.00	BBB	1,124,675
	Marion County, Ohio, Healthcare Facilities Revenue Refunding and Improvement Bonds, United Church Homes Inc., Series 1993:
846	6.375%, 11/15/10	11/04 at 101.00	BBB-	859,714
750	6.300%, 11/15/15	11/04 at 101.00	BBB-	757,883
1,680	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	9/04 at 102.00	Aa2	1,713,600

	Materials - 0.2%
1,000	Toledo - Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A+	999,410
	Tax Obligation/General - 24.8%
	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 - MBIA Insured	No Opt. Call	AAA	7,585,560
9,500	5.250%, 12/01/21 - MBIA Insured	12/05 at 102.00	AAA	9,984,215
600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC Insured	No Opt. Call	AAA	417,618
700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC Insured	12/10 at 100.00	Aaa	763,616
2,500	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 - MBIA Insured	No Opt. Call	AAA	3,070,975
2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured	6/14 at 100.00	AAA	2,522,412
	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986:
125	8.500%, 12/01/04	No Opt. Call	N/R	127,059
125	8.500%, 12/01/05	No Opt. Call	N/R	134,841
125	8.500%, 12/01/06	No Opt. Call	N/R	141,325
125	8.500%, 12/01/07	No Opt. Call	N/R	146,871
125	8.500%, 12/01/08	No Opt. Call	N/R	151,181
130	8.500%, 12/01/09	No Opt. Call	N/R	161,444
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001:
2,000	5.375%, 12/01/15 - MBIA Insured	12/11 at 100.00	AAA	2,242,260
6,745	5.375%, 12/01/16 - MBIA Insured	12/11 at 100.00	AAA	7,539,089
1,255	5.375%, 12/01/17 - MBIA Insured	12/11 at 100.00	AAA	1,402,751
3,805	Cleveland, Ohio, General Obligation Bonds, Series 2002, 5.250%, 12/01/22 - MBIA Insured	12/12 at 100.00	AAA	4,076,791
	Columbus, Franklin County, Ohio, General Obligation Bonds, Series 1985:
590	9.375%, 4/15/06	No Opt. Call	AAA	661,184
500	9.375%, 4/15/07	No Opt. Call	AAA	592,695
7,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17	11/10 at 101.00	AAA	7,836,717
1,300	Crawford County, Ohio, General Obligation Bonds, Series 2002, 5.200%, 12/01/26 - AMBAC Insured	12/12 at 100.00	AAA	1,360,827
1,000	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	1,137,220
1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AA+	1,578,089
5,830	Cuyahoga County, Ohio, Limited Tax General Obligation Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16	12/10 at 100.00	AA+	6,646,317
	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
1,245	5.000%, 12/01/18 - MBIA Insured	6/14 at 100.00	Aaa	1,348,285
1,440	5.000%, 12/01/21 - MBIA Insured	6/14 at 100.00	Aaa	1,529,525
1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 - AMBAC Insured	6/14 at 100.00	AAA	1,316,730
750	Defiance, Ohio, Waterworks System Improvement Bonds, Series 1994, 6.200%, 12/01/20 - MBIA Insured	12/04 at 102.00	AAA	773,153
	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 - FGIC Insured	No Opt. Call	AAA	814,200
1,000	0.000%, 12/01/11 - FGIC Insured	No Opt. Call	AAA	772,290

1,000	Evergreen Local School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1999, 5.625%, 12/01/24 - FGIC Insured	12/09 at 101.00	Aaa	1,100,180
4,040	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%, 12/01/20	12/08 at 102.00	AAA	4,458,342
1,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement Bonds, Series 2001, 5.500%, 12/15/18 - MBIA Insured	12/11 at 100.00	Aaa	1,128,320
420	Geauga County, Ohio, Limited Tax General Obligation Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	12/05 at 102.00	Aa2	454,805
1,000	Grandview Heights City School District, Franklin County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995, 6.100%, 12/01/19	12/05 at 101.00	AA	1,061,980
3,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%, 12/01/28	12/11 at 100.00	Aa3	3,208,680
1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 - FGIC Insured	12/10 at 100.00	Aaa	1,288,368
1,000	Huron County, Ohio, Limited Tax General Obligation Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16 - MBIA Insured	12/07 at 102.00	AAA	1,123,790
1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA Insured	6/13 at 100.00	Aaa	1,325,232
1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 - FGIC Insured	12/14 at 100.00	AAA	1,501,472
1,070	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	12/04 at 100.00	Aa3	1,074,590
1,000	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 1994, 5.250%, 12/01/22 - FGIC Insured	12/05 at 101.00	AAA	1,041,290
555	Lake County, Ohio, Limited Tax Sewerage District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	638,350
1,440	Lakewood, Ohio, General Obligation Bonds, Series 1995B, 5.750%, 12/01/15	12/05 at 102.00	Aa2	1,537,301
3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured	6/11 at 100.00	Aaa	3,492,440
	Logan County, Ohio, General Obligation Bonds, Series 1986:
155	7.750%, 12/01/04	No Opt. Call	A+	157,457
155	7.750%, 12/01/05	No Opt. Call	A+	166,675
155	7.750%, 12/01/06	No Opt. Call	A+	174,671
315	Lucas County, Ohio, General Obligation Bonds, Various Improvements, Series 1992, 6.650%, 12/01/12	12/04 at 100.00	A1	318,859
1,750	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building Construction Bonds, Series 1999, 5.250%, 12/01/28 - FGIC Insured	12/09 at 100.00	AAA	1,832,792
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC Insured	No Opt. Call	Aaa	1,511,574
	North Royalton City School District, Ohio, School Improvement Bonds, Series 1994:
2,200	6.000%, 12/01/14 - MBIA Insured	12/09 at 102.00	AAA	2,560,008
2,400	6.100%, 12/01/19 - MBIA Insured	12/09 at 102.00	AAA	2,786,952
1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	1,164,270
3,315	Ohio, General Obligation Bonds, Conservation Projects, Series 2004A, 5.000%, 3/01/15	3/14 at 100.00	AA+	3,656,147
6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,349,273
4,035	Olentangy Local School District, Delaware and Franklin Counties, Ohio, Various Purpose Bonds, Series 1999, 5.000%, 12/01/27	12/09 at 101.00	AA	4,101,376

	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 - FGIC Insured	6/14 at 100.00	AAA	435,464
3,055	5.250%, 12/01/22 - FGIC Insured	6/14 at 100.00	AAA	3,305,449
1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 - FSA Insured	12/14 at 100.00	Aaa	1,647,191
500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 - AMBAC Insured	No Opt. Call	AAA	385,045
3,500	Springfield City School District, Clark County, Ohio, General Obligation Bonds, Series 2001, 5.200%, 12/01/23 - FGIC Insured	12/11 at 102.00	Aaa	3,730,370
30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	12/06 at 102.00	Aa2	32,940
1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 - MBIA Insured	12/13 at 100.00	Aaa	1,264,028
1,315	Summit County, Ohio, General Obligation Refunding Bonds, Series 2002R, 5.500%, 12/01/21 - FGIC Insured	No Opt. Call	AAA	1,527,636
2,290	Tipp City Exempted Village School District, Ohio, School Facilities Construction and Improvement Bonds, Series 2001, 5.000%, 12/01/24 - FGIC Insured	6/11 at 100.00	Aaa	2,360,578
3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC Insured	12/13 at 100.00	Aaa	3,952,138
	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 - MBIA Insured	12/13 at 100.00	Aaa	1,499,630
1,515	5.250%, 12/01/21 - MBIA Insured	12/13 at 100.00	Aaa	1,643,654
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General Obligation Bonds, Series 2001, 5.000%, 12/01/27 - MBIA Insured	6/11 at 100.00	AAA	2,038,620
300	Youngstown, Ohio, Limited Tax General Obligation Bonds, Series 1994, 6.125%, 12/01/14 - MBIA Insured	12/04 at 102.00	AAA	309,432
	Tax Obligation/Limited - 9.3%
6,300	Cleveland, Ohio, Certificates of Participation, Cleveland Stadium, Series 1997, 5.250%, 11/15/27 - AMBAC Insured	11/07 at 102.00	AAA	6,573,420
1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured	12/12 at 100.00	Aaa	1,266,084
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 - FGIC Insured	6/14 at 100.00	AAA	2,452,467
1,000	5.000%, 12/01/21 - FGIC Insured	6/14 at 100.00	AAA	1,058,880
2,535	5.000%, 12/01/22 - FGIC Insured	6/14 at 100.00	AAA	2,665,654
3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 - AMBAC Insured	No Opt. Call	Aaa	940,929
1,000	Hamilton, Butler County, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 - AMBAC Insured	11/11 at 101.00	Aaa	1,106,580
1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 - AMBAC Insured	4/12 at 100.00	AAA	1,670,744
8,140	Ohio, Higher Education Capital Facilities, Appropriation Bonds, Series 2001AII, 5.000%, 2/01/20	2/11 at 100.00	AA+	8,607,236
1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA	1,097,300
1,050	Ohio Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 - FSA Insured	4/12 at 100.00	AAA	1,093,995

950	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 - FSA Insured	10/04 at 100.00	AAA		953,933
11,700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long Certificates II-R-66, Series 1996Y, 9.596%, 1/01/13 (IF)	No Opt. Call	AAA		13,976,118
6,550	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds, Reset Option Long Trust Certificates II-R56, Series 1993L, 9.566%, 7/01/18 (IF)	No Opt. Call	AAA		8,719,819
	Transportation - 4.1%
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 (Alternative Minimum Tax) - RAAI Insured	12/13 at 100.00	AA		1,012,120
6,300	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	BB+		5,839,218
5,000	Ohio Turnpike Commission, Revenue Refunding Bonds, ROL Series II-R51, Series 1998A, 9.566%, 2/15/24 (IF)	No Opt. Call	AA-		6,406,550
7,500	Ohio Turnpike Commission, Revenue Bonds, ROL II-R75, 9.566%, 2/15/12 (IF)	No Opt. Call	Aaa		9,830,250
	U.S. Guaranteed*** - 9.8%
3,955	Akron, Ohio, Limited Tax Various Purpose General Obligation Improvement Bonds, Series 1994, 6.750%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured	12/04 at 102.00	AAA		4,087,690
730	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded to 12/01/09)	12/09 at 100.00	N/R	***	850,815
1,000	Aurora City School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1995, 5.800%, 12/01/16 (Pre-refunded to 12/01/05) - FGIC Insured	12/05 at 102.00	AAA		1,072,630
4,745	Cleveland, Ohio, Various Purpose General Obligation Bonds, Series 1994, 6.625%, 11/15/14 (Pre-refunded to 11/15/04) - MBIA Insured	11/04 at 102.00	AAA		4,891,621
550	Columbiana County, Ohio, Unlimited Tax General Obligation Bonds, County Jail Facilities Construction Project, Series 1994, 6.600%, 12/01/17 (Pre-refunded to 12/01/04) - RAAI Insured	12/04 at 102.00	AA	***	568,293
	Cuyahoga County, Ohio, Hospital Revenue Bonds, Meridia Health System, Series 1995:
250	6.250%, 8/15/14 (Pre-refunded to 8/15/05)	8/05 at 102.00	AAA		266,263
5,500	6.250%, 8/15/24 (Pre-refunded to 8/15/05)	8/05 at 102.00	AAA		5,857,775
1,600	Greene County, Ohio, Water System Revenue Bonds, Series 1996, 6.125%, 12/01/21 (Pre-refunded to 12/01/07) - FGIC Insured	12/07 at 102.00	AAA		1,829,392
1,000	Lakeview Local School District, Trumbull County, Ohio, General Obligation Bonds, Series 1994, 6.900%, 12/01/14 (Pre-refunded to 12/01/04) - AMBAC Insured	12/04 at 102.00	AAA		1,034,030
1,300	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12	11/04 at 100.00	A1	***	1,314,261
11,000	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center - Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded to 1/01/08)	1/08 at 102.00	Baa2	***	12,271,490
	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured	1/11 at 67.04	AAA		3,436,720
5,700	0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured	7/11 at 70.48	AAA		3,125,253
750	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1995, 6.200%, 8/01/13 (Pre-refunded to 8/01/05)	8/05 at 102.00	AA+	***	797,130
5,065	Ohio Water Development Authority, Pure Water Loan Revenue Bonds, Series 1990I, 6.000%, 12/01/16 - AMBAC Insured	No Opt. Call	AAA		5,917,997
2,340	Stow, Ohio, General Obligation Construction Bonds, Safety Center, Series 1995, 6.200%, 12/01/20 (Pre-refunded to 12/01/05)	12/05 at 102.00	Aa3	***	2,522,426

130	Toledo, Ohio, Sewerage System Mortgage Revenue Bonds, Series 1994, 6.350%, 11/15/17 (Pre-refunded to 11/15/04) - AMBAC Insured	11/04 at 102.00	AAA		133,944
110	Toledo, Ohio, Water System Mortgage Revenue Bonds, Series 1994, 6.450%, 11/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured	11/04 at 102.00	AAA		113,359
540	Trumbull County, Ohio, General Obligation Bonds, Series 1994, 6.200%, 12/01/14 (Pre-refunded to 12/01/04) - AMBAC Insured	12/04 at 102.00	AAA		557,383
1,910	Vandalia, Ohio, General Obligation Bonds, Series 1996, 5.850%, 12/01/21 (Pre-refunded to 12/01/06)	12/06 at 101.00	Aa3	***	2,097,428
1,000	Woodridge Local School District, Ohio, General Obligation Bonds, Series 1994, 6.000%, 12/01/19 (Pre-refunded to 12/01/04) - AMBAC Insured	12/04 at 102.00	AAA		1,031,690
1,230	Youngstown State University, Ohio, General Receipts Bonds, Series 1994, 6.000%, 12/15/16 (Pre-refunded to 12/15/04) - AMBAC Insured	12/04 at 102.00	AAA		1,271,205
	Utilities - 7.5%
1,535	Cleveland, Ohio, Public Power System First Mortgage Revenue Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured	No Opt. Call	AAA		1,070,463
2,500	Cleveland, Ohio, First Mortgage Revenue Refunding Bonds, Public Power System, Series 1996, Subseries 1, 5.000%, 11/15/24 - MBIA Insured	11/06 at 102.00	AAA		2,546,475
565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 - AMBAC Insured	12/10 at 101.00	AAA		634,150
	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5, Belleville Hydroelectric Project, American Municipal Power Ohio Inc., Series 2004:
1,000	5.000%, 2/15/20 - AMBAC Insured	2/14 at 100.00	AAA		1,062,280
3,775	5.000%, 2/15/21 - AMBAC Insured	2/14 at 100.00	AAA		3,982,965
2,295	5.000%, 2/15/23 - AMBAC Insured	2/14 at 100.00	AAA		2,388,820
9,095	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Dayton Power and Light Company, Series 1995, 6.100%, 9/01/30	9/05 at 102.00	Ba1		9,098,456
5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding LP, Series 1997, 5.625%, 1/01/23 (Alternative Minimum Tax) -AMBAC Insured	4/07 at 102.00	AAA		5,375,150
500	Ohio Water Development Authority, Collateralized Water Revenue Refunding Bonds, Dayton Power and Light Company, Series 1992A, 6.400%, 8/15/27	2/05 at 100.00	BBB-		511,975
9,950	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R		9,706,424
1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	A-		918,920
4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		4,777,597
	Water and Sewer - 5.4%
3,000	Butler County, Ohio, Sewerage System Revenue Bonds, Series 1996, 5.250%, 12/01/21 - AMBAC Insured	12/06 at 101.00	AAA		3,182,220
2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/23	6/11 at 100.00	AA+		2,063,980
	Cincinnati, Ohio, Water System Revenue Bonds, ROLS RR-II-R212:
1,300	12.047%, 12/01/11 (IF)	6/11 at 100.00	AAA		1,726,192
1,640	12.055%, 12/01/12 (IF)	6/11 at 100.00	AAA		2,124,374
550	12.097%, 12/01/13 (IF)	6/11 at 100.00	AAA		718,300
10,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 - MBIA Insured	No Opt. Call	AAA		11,492,700

4,260	Ohio Water Development Authority, Community Assistance Bonds, Series 1997, 5.375%, 12/01/24 - AMBAC Insured	12/07 at 102.00	AAA	4,554,451
2,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 1998, 5.125%, 12/01/23 - AMBAC Insured	6/08 at 101.00	AAA	2,097,817
1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	1,411,295
620	Toledo, Ohio, Sewerage System Mortgage Revenue Bonds, Series 1994, 6.350%, 11/15/17 - AMBAC Insured	11/04 at 102.00	AAA	638,175
390	Toledo, Ohio, Water System Mortgage Revenue Bonds, Series 1994, 6.450%, 11/15/24 - AMBAC Insured	11/04 at 102.00	AAA	401,428

$523,011	Total Long-Term Investments (cost $514,447,467) - 98.2%			552,529,630

	Other Assets Less Liabilities - 1.8%			10,163,442

	Net Assets - 100%			$562,693,072

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $513,994,913.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$40,164,701
Depreciation	(1,629,984)

Net unrealized appreciation of investments	$38,534,717

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 5.3%
$475	Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College, Series 1998, 5.100%, 4/01/18	4/08 at 100.00	Aaa	$483,925
500	Madison Community Development Authority, Wisconsin, Revenue Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20	11/06 at 102.00	AA-	527,510
370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB	374,381
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	208,192
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	1,015,480
	Healthcare - 2.0%
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 - MBIA Insured	1/05 at 102.00	AAA	516,825
450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	8/05 at 101.50	AAA	472,909
	Housing/Multifamily - 9.1%
675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/08 at 102.00	N/R	706,340
570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	585,840
1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	9/06 at 102.00	AAA	1,016,460
200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	8/07 at 102.00	N/R	209,404
500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/06 at 102.00	AAA	506,920
300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	9/05 at 102.00	N/R	308,307

	Waukesha Housing Authority, Wisconsin, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Refunding Bonds, Westgrove Woods Project, Series 1996A:
350	5.800%, 12/01/18 (Alternative Minimum Tax)	12/06 at 102.00	AAA	363,979
750	6.000%, 12/01/31 (Alternative Minimum Tax)	12/06 at 102.00	AAA	769,815
	Housing/Single Family - 0.6%
190	Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds, Affordable Housing Mortgage Subsidy Program, Series 1995I, 6.250%, 4/01/29 (Alternative Minimum Tax)	4/05 at 102.00	AAA	195,096
90	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/05 at 102.00	AAA	92,345
	Long-Term Care - 2.3%
1,120	Waukesha County Housing Authority, Wisconsin, Housing Revenue Bonds, Arboretum Project, Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)	12/04 at 101.00	N/R	1,121,210
	Tax Obligation/General - 0.5%
250	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	11/04 at 101.00	B	245,843
	Tax Obligation/Limited - 60.9%
1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	1,553,955
1,500	Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1995, 6.000%, 6/01/11	6/06 at 100.00	N/R	1,602,915
1,000	DeForest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18	2/08 at 100.00	N/R	1,022,420
100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A2	106,799
350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 - AMBAC Insured	2/11 at 100.00	AAA	373,030
	Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project, Series 1999A:
1,300	5.250%, 6/01/24	6/09 at 100.00	Aa2	1,371,773
1,650	5.100%, 6/01/29	6/09 at 100.00	Aa2	1,683,165
500	Jackson Community Development Authority, Wisconsin, Revenue Refunding Bonds, Series 1999, 5.100%, 12/01/17	12/09 at 100.00	N/R	505,440
960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	962,746
	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	417,356
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,041,960
2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 - AMBAC Insured	8/12 at 100.00	AAA	2,075,720
2,500	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A, 5.125%, 8/01/21 - AMBAC Insured	8/13 at 100.00	AAA	2,656,475
1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A3	1,011,230
2,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	A-	2,829,225
	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:

850	5.500%, 12/15/18 - MBIA Insured	No Opt. Call	AAA		988,202
400	5.500%, 12/15/19 - MBIA Insured	No Opt. Call	AAA		464,360
2,195	5.500%, 12/15/20 - MBIA Insured	No Opt. Call	AAA		2,550,261
500	5.500%, 12/15/26 - MBIA Insured	No Opt. Call	AAA		565,680
375	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21	10/08 at 100.00	N/R		385,028
600	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Notes, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB-		612,966
1,150	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.250%, 10/01/20 - FSA Insured	10/14 at 100.00	AAA		1,271,796
500	Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured	12/07 at 100.00	AAA		550,215
1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	N/R		1,085,130
	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
1,000	5.250%, 12/15/23 - FSA Insured	No Opt. Call	AAA		1,114,530
500	5.250%, 12/15/27 - FSA Insured	No Opt. Call	AAA		541,990
2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA Insured	No Opt. Call	AAA		564,020
	Transportation - 0.6%
500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC		309,605
	U.S. Guaranteed*** - 17.9%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project, Series 1999A:
2,000	5.700%, 6/01/24 (Pre-refunded to 6/01/09)	6/09 at 100.00	Aa2	***	2,269,040
700	5.800%, 6/01/29 (Pre-refunded to 6/01/09)	6/09 at 100.00	Aa2	***	797,272
1,500	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)	9/08 at 100.00	N/R	***	1,646,310
300	Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace Community and Convention Center, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)	3/05 at 100.00	Aa2	***	307,041
250	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/16	10/10 at 101.00	AAA		281,763
	Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll Health Center, Series 1994:
150	5.300%, 12/01/17 (Pre-refunded to 12/01/04)	12/04 at 100.00	A1	***	151,464
195	5.300%, 12/01/18 (Pre-refunded to 12/01/04)	12/04 at 100.00	A1	***	196,903
395	5.300%, 12/01/19 (Pre-refunded to 12/01/04)	12/04 at 100.00	A1	***	398,855
600	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26 (Pre-refunded to 3/13/07) - MBIA Insured	3/07 at 101.00	AAA		661,793
1,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Bonds, Series 1999, 6.100%, 12/15/29 (Pre-refunded to 12/15/04) - MBIA Insured	12/04 at 100.00	AAA		1,013,860
1,000	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Series 1996B, 5.700%, 12/15/20 (Pre-refunded to 12/15/06)	12/06 at 101.00	AAA		1,095,830

$47,410	Total Long-Term Investments (cost $46,312,285) - 99.2%				48,758,904

Other Assets Less Liabilities - 0.8%	388,422

Net Assets - 100%	$49,147,326

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $46,294,847.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$2,678,485
Depreciation	(214,428)

Net unrealized appreciation of investments	$2,464,057

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Jessica R. Droeger—Vice President and Secretary

Date	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	October 29, 2004

By (Signature and Title)	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	October 29, 2004